STEIN ROE MUTUAL FUNDS

SEMIANNUAL REPORT
DEC. 31, 1997


PHOTO OF: VARIOUS BONDS

STEIN ROE FIXED INCOME FUNDS

TAXABLE BOND FUND

                  INSTITUTIONAL CLIENT HIGH YIELD FUND

Contents
-------------------------------------------------------------------------------
Q&A
Institutional Client High Yield Fund ...................................   1

   Interview with the portfolio manager and a summary of investment activity

Investments.............................................................   3

   A complete list of investments with market values

Financial Statements....................................................   7

   Statement of assets and liabilities, statement of operations and changes in net assets

Notes to Financial Statements...........................................   13

Financial Highlights....................................................   15

   Selected per-share data




                Must be preceded or accompanied by a prospectus.

Q&A
-------------------------------------------------------------------------------
AN INTERVIEW WITH STEVEN LOCKMAN, PORTFOLIO MANAGER OF STEIN ROE INSTITUTIONAL CLIENT HIGH YIELD FUND


   FUND DATA
   INVESTMENT OBJECTIVE:

   Seeks high current income and capital appreciation by investing principally in high yield, high-risk, medium- and lower-quality debt securities.

   FUND INCEPTION:
   Feb. 14, 1997

   TOTAL NET ASSETS:
   $31.0 million


INSTITUTIONAL CLIENT HIGH YIELD FUND Q&A


Q: HOW DID THE FUND PERFORM?

A: For the six-month period ended Dec. 31, 1997, the Fund returned 7.63 percent, outpacing the Lipper peer group return of 6.78 percent.

Q: WHAT DROVE PERFORMANCE?

A: At the beginning of the reporting period, we found attractive yields among lower-tier issues. Later in the year, we invested in the increasing yields of higher and lower credit tiers. Because of the lower interest rate environment, we sold off shorter-term bonds or bonds selling on a yield-to-call basis, to purchase longer-term bonds or bonds that had better call features. We also boosted our weightings in zero coupon bonds. This move benefited performance given their attractive spreads during the positive interest rate background.

Q: CAN YOU EXPLAIN ZERO COUPON BONDS?

A: Zero coupon bonds are securities that are issued below face value and that pay no current interest. Their return is the difference between the issuance (or purchase) price and the final redemption price (par). Zero coupon bonds perform well if credits are improving and if interest rates are declining. If you aren't receiving an interest payment, you are taking on more credit risk. That's because your only return is principal. Many companies will issue zero coupon bonds if they need time to generate money and earnings before they can make interest payments.

Q: WHAT ARE THE PROSPECTS FOR THESE SECURITIES?

A: Demand for yield has made the fixed income market receptive to zero coupon bonds. Although we increased our exposure to zeros, we're mindful of the stability, strength and growth prospects of each issue's underlying company. These investments are still quite risky, so to the extent we see equity valuations change, or growth slows for these companies, we will shift to a less aggressive position.

Q: THE HIGH YIELD MARKET ENJOYED FAVORABLE RETURNS AND RAPID GROWTH DURING THE LAST SIX MONTHS. DID THE PORTFOLIO BENEFIT?

A: The high yield market did grow substantially during the reporting period -- from $442 billion in assets as of June 30, 1997, to $495 billion in assets on Dec. 31, 1997.* Stein Roe Institutional Client High Yield Fund benefited from this growth.
   Investor interest in high yield bonds is greater than ever. High yield bonds act a lot like equities in that they are affected by the earnings of the company issuing the bond. As a result, the high yield market has a higher correlation to the stock market than to other fixed income investments. Consequently, the high yield market followed the booming performance of the equity markets. On the other hand, as the stock market has continued to rise, investors have become increasingly concerned about equity valuations, and they find the high yield market a somewhat safer place to invest. High yield bonds offer fixed income investors diversification and a way to decrease their correlation to interest rates, which also has helped to drive demand.

Q: HOW HAS THE FAVORABLE INTEREST RATE ENVIRONMENT AFFECTED DEMAND?

A: A number of companies have either called or tendered for their bonds, particularly those rated BB. Investors who held called bonds needed to replace them, and demand spiked accordingly.

Q: HOW HAS THE HIGH YIELD MARKET ACCOMMODATED THE INCREASED DEMAND?

A: Issuance in the high yield market has not only met demand, but set records for both size and number of new issues. In the late 1980s, new high yield bonds were primarily issued by cable companies. Now, in the late 1990s, new issues in the high yield market have been dominated by the telecommunications and technology industries. We purchased several new issues in these industries, including Brooks-Fiber and Next Link (1.4 percent and 2.1 percent of total net assets, respectively).

Q: MORE INTERNATIONAL ISSUES HAVE ENTERED THE HIGH YIELD MARKET. HOW HAS THAT AFFECTED THE PORTFOLIO?

A: International bonds are providing additional supply and yield to the high yield market. We increased the portfolio's weighting in foreign bonds from 0.8 percent on Sept. 30, 1997, to 4.0 percent on Dec. 31, 1997, because we believe the adverse effects of the Asian currency crisis have created some long-term relative value among international issuers.
   A bond's credit rating is based largely on the country of issuance, and the ratings of many large companies with strong balance sheets and good credit prospects often are capped by the ratings of the country in which they are located. As a result, we are selective in our purchases. We're always mindful of a company's earnings prospects regardless of the country in which its bonds are issued.

Q: WHAT'S YOUR OUTLOOK?

A: We remain optimistic about the high yield market and believe spreads have the potential for some additional narrowing over the medium term. A continued favorable interest rate background will increase our confidence. Recent volatility in equity markets and the recent crisis in Asia might cause corporate earnings growth to slow from the levels experienced in previous years. We intend to upgrade the credit quality of the portfolio's holdings if the incremental yields of lower-tier credits continue to narrow or if equity prices fall.

* Source: Credit Suisse/First Boston.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Portfolio holdings as of Dec. 31, 1997; portfolio data subject to change. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. The Adviser currently limits expenses to 0.50 percent of average net assets, subject to 30 days' notice to the Fund. Absent this limit, total return would have been less. According to Lipper Analytical Services, Inc., an independent monitor of mutual fund performance, the median return for the Fund's high current yield fund peer group for the one-year period ended Dec. 31, 1997 was 12.77 percent.

Investing in high yield bonds involves greater credit and other risks not associated with investing in higher-quality securities.

Foreign investments involve market, political and currency risks not associated with other investments.

SR&F High Yield Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Investments as of December 31, 1997
(Dollar Amounts In Thousands)
(Unaudited)
                                                                                                       Principal          Market
LONG-TERM OBLIGATIONS (95.5%)                                                                             Amount           Value
--------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & TRANSPORTATION EQUIPMENT (3.7%)
Derlan Manufacturing 10.000% 1/15/07.............................................................         $  250          $  263
L-3 Communications Corp. Series B 10.375% 5/01/07................................................            500             541
*United Defense Industries 8.875% 11/15/07.......................................................          1,500           1,509
                                                                                                                      ----------
                                                                                                                           2,313
AUTOMOTIVE (3.3%)
Delco Remy International, Inc. 8.625% 12/15/07...................................................          1,000           1,013
Oxford Automotive 10.125% 6/15/07................................................................            500             528
Penda Corporation Series B 10.750% 3/01/04.......................................................            500             505
                                                                                                                      ----------
                                                                                                                           2,046
BUILDING & CONSTRUCTION (0.8%)
Standard Pacific Corp. 8.500% 6/15/07............................................................             500            500

BUSINESS SERVICES (2.1%)
Iron Mountain Inc. 10.125% 10/01/06..............................................................            500             553
Outdoor Systems, Inc. 8.875% 6/15/07.............................................................            750             784
                                                                                                                      ----------
                                                                                                                           1,337
CABLE/MEDIA (8.6%)
Adelphia Communications 9.250% 10/01/02..........................................................          1,000           1,019
Capstar Broadcasting 9.250% 7/01/07..............................................................            750             771
Frontiervision
   11.000% 10/15/06..............................................................................            250             277
   *Zero Coupon (Effective Yield 12.227%) 9/15/07................................................            750             551
*Garden State Newspaper 8.750% 10/01/09..........................................................          1,000           1,003
*Perry-Judd 10.625% 12/15/07.....................................................................          1,000           1,025
Rogers Communications, Inc. (Yankee Issue) 9.125% 1/15/06........................................            200             203
TV Azteca Series B 10.500% 2/15/07...............................................................            250             257
Young Broadcasting Corp. 10.125% 2/15/05.........................................................            250             264
                                                                                                                      ----------
                                                                                                                           5,370
CONSUMER PRODUCTS (1.8%)
Coleman Escrow Corp. Zero Coupon 5/15/01
   11.125% (Effective Yield) First Priority Note.................................................          1,000             670
   12.875% (Effective Yield) Second Priority Note................................................            750             454
                                                                                                                      ----------
                                                                                                                           1,124
CONTAINERS (2.1%)
*Consumers International 10.250% 4/01/05.........................................................            500             550
Silgan Corp. 9.000% 6/01/09......................................................................            750             769
                                                                                                                      ----------
                                                                                                                           1,319
DOMESTIC TELECOMMUNICATIONS (16.6%)
Brooks Fiber Properties 10.000% 6/01/07..........................................................             750            862
*BTI Telecom Corp. 10.500% 9/15/07...............................................................           1,000          1,020
Concentric Network Corp. 12.750% 12/15/07........................................................           1,000          1,028
GCI Inc. 9.750% 8/01/07..........................................................................           1,000          1,035
*GlobalStar Telecommunications Ltd.
   11.250% 6/15/04...............................................................................             500            501
   10.750% 11/01/04..............................................................................           1,000            973
ITC Deltacom Inc. 11.000% 6/01/07................................................................             500            546
Knology Holdings Inc. 11.875% 10/15/07...........................................................           2,000          1,080
MGC Communications Inc. 13.000% 10/01/04.........................................................           1,000          1,003
Nextlink Communications 9.625% 10/01/07..........................................................           1,250          1,284
*RCN Corp. 10.000% 10/15/07......................................................................           1,000          1,038
                                                                                                                      ----------
                                                                                                                          10,370

See accompanying notes to financial statements.

SR&F High Yield Portfolio CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Principal          Market
                                                                                                          Amount           Value
--------------------------------------------------------------------------------------------------------------------------------
ENERGY - SERVICES (3.3%)
Dawson Production Services 9.375% 2/01/07........................................................         $  250          $  263
Forcenergy Inc. Series B 8.500% 2/15/07..........................................................            500             505
*Transamerican Energy 11.500% 6/15/02............................................................            750             735
*United Refining Co. 10.750% 6/15/07.............................................................            500             526
                                                                                                                      ----------
                                                                                                                           2,029
FINANCIAL (2.3%)
Penncorp Financial Group 9.250% 12/15/03.........................................................            500             522
*Pera Financial Services 9.375% 10/15/02.........................................................          1,000             930
                                                                                                                      ----------
                                                                                                                           1,452
FOOD & BEVERAGES (6.2%)
*Archibald Candy Corp. 10.250% 7/01/04...........................................................            500             524
*NBTY Inc. 8.625% 9/15/07........................................................................          1,000           1,000
Pepsi-Gemex S.A. Series B 9.750% 3/30/04.........................................................          1,000           1,030
Stater Brothers Holdings 9.000% 7/01/04..........................................................            750             783
Windy Hill Pet Food Co. 9.750% 5/15/07...........................................................            500             520
                                                                                                                      ----------
                                                                                                                           3,857
FOREIGN SOVEREIGN REGIONAL BONDS (3.8%)
*Guangdong Enterprises (Yankee Issue) 8.875% 5/22/07.............................................          1,000             918
*Pycsa Panama 10.280% 12/15/12...................................................................          1,500           1,469
                                                                                                                      ----------
                                                                                                                           2,387
FOREIGN TELECOMMUNICATIONS (4.9%)
*Comtel Brasileira Ltd. (Yankee Issue) 10.750% 9/26/04...........................................            250             242
Esprit Telecom Group 11.500% 12/15/07............................................................          1,000           1,033
Metronet Communications
   12.000% 8/15/07...............................................................................           1,000          1,153
   Zero Coupon (Effective Yield 10.750%) 11/01/07................................................           1,000            613
                                                                                                                      ----------
                                                                                                                           3,041
HEALTH SERVICES & EQUIPMENT (1.7%)
Dynacare Inc. (Yankee Issue) 10.750% 1/15/06.....................................................            500             526
*Leiner Health 9.625% 7/01/07....................................................................            500             532
                                                                                                                      ----------
                                                                                                                           1,058
HOSPITALS & NURSING HOME CARE (5.1%)
*Healthcor Holdings Inc. 11.000% 12/1/04.........................................................          1,000           1,023
*Integrated Health Services 9.500% 9/15/07.......................................................            400             412
*Sun Healthcare Group, Inc. 9.500% 7/01/07.......................................................            500             515
Tenet Healthcare Corp. 8.625% 1/15/07............................................................            750             772
Vencor Inc. 8.625% 7/15/07.......................................................................            500             499
                                                                                                                      ----------
                                                                                                                           3,221
HOTELS & ENTERTAINMENT (5.4%)
*Alliance Gaming Corp. 10.000% 8/01/07...........................................................            500             503
*Boyd Gaming Corp. 9.500% 7/15/07................................................................            500             524
Premier Parks Inc. 9.750% 1/15/07................................................................            250             266
Prime Hospitality Series B 9.750% 4/01/07........................................................          1,000           1,060
Speedway Motorsports Inc. 8.500% 8/15/07.........................................................          1,000           1,020
                                                                                                                      ----------
                                                                                                                           3,373
MACHINERY & FABRICATED METAL PRODUCTS (4.2%)
*BWAY Corp. 10.250% 4/15/07......................................................................            350             381
Hayes Wheels International, Inc. Series B 9.125% 7/15/07.........................................            500             517
*Hylsa SA & CV 9.250% 9/15/07....................................................................            700             693
*IMPSA 9.500% 5/31/02............................................................................            500             480
Titan Wheel International Inc. 8.750% 4/01/07....................................................            500             522
                                                                                                                      ----------
                                                                                                                           2,593
MAJOR CHEMICALS (0.8%)
*Huntsman Corp. 9.500% 7/01/07...................................................................            500             520

See accompanying notes to financial statements.

SR&F High Yield Portfolio CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Principal         Market
                                                                                                           Amount          Value
--------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS SERVICES (0.8%)
Dyncorp Inc. 9.500% 3/01/07......................................................................         $  500          $  510

PAPER (1.1%)
APP International Finance Company (Yankee Issue)
   10.250% 10/01/00..............................................................................            150             138
*Indah Kiat Finance 10.000% 7/01/07..............................................................            500             410
Specialty Paperboard Inc. 9.375% 10/15/06........................................................            150             154
                                                                                                                      ----------
                                                                                                                             702
RESTAURANTS (0.4%)
AFC Enterprises 10.250% 5/15/07..................................................................            250             263

RETAIL (5.3%)
Cole National Group 9.875% 12/31/06..............................................................            200             214
*Holmes Products Corp. 9.875% 11/15/07...........................................................          1,000           1,018
Marsh Supermarkets, Inc. 8.875% 8/01/07..........................................................          1,000           1,005
Quality Food Centers Series B 8.700% 3/15/07.....................................................            500             541
Specialty Retailers Series B 8.500% 7/15/05......................................................            500             510
                                                                                                                      ----------
                                                                                                                           3,288
RUBBER, PLASTIC & RELATED MATERIALS (1.8%)
*Burke Industries Inc. 10.000% 8/15/07...........................................................            250             260
Key Plastics Inc. Series B 10.250% 3/15/07.......................................................            500             530
Plastic Containers Inc. Series B 10.000% 12/15/06................................................            350             373
                                                                                                                      ----------
                                                                                                                           1,163
SANITARY SERVICES (1.0%)
*Allied Waste Industries Inc. Zero Coupon (Effective Yield 11.300%) 6/01/07......................            900             632

TECHNOLOGY SERVICES (1.2%)
*Viasystems Inc. 9.750% 6/01/07..................................................................             750            774

TEXTILE & APPAREL (2.7%)
*Pillowtex Corporation 9.000% 12/15/07...........................................................            750             769
Polysindo International Finance 9.375% 7/30/07...................................................          1,000             720
William Carter 10.375% 12/01/06..................................................................            200             210
                                                                                                                      ----------
                                                                                                                           1,699
TRANSPORTATION & TRANSPORTATION EQUIPMENT (1.7%)
Coach USA Inc. Series B 9.375% 7/01/07...........................................................            500             515
Greyhound Lines Series B 11.500% 4/15/07.........................................................            500             552
                                                                                                                      ----------
                                                                                                                           1,067
UTILITIES (2.1%)
AES Corporation 8.375% 8/15/07...................................................................            750             748
California Energy Company Inc. 9.500% 9/15/06....................................................            500             540
                                                                                                                      ----------
                                                                                                                           1,288
WIRELESS COMMUNICATIONS (0.7%)
Dobson Communications Corp. 11.750% 4/15/07......................................................             250            264
Pricecellular Wire 10.750% 11/01/04..............................................................             150            163
                                                                                                                      ----------
                                                                                                                             427
                                                                                                                      ----------
TOTAL LONG-TERM OBLIGATIONS
(Cost basis $58,641).............................................................................................         59,723
--------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

Short Term Obligation (1.6%)
COMMERCIAL PAPER
Associates Corp. of North America 6.750% 1/02/98
   (Amortized cost $990).........................................................................         $  990          $  990
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (97.1%)
(Cost basis $59,631).............................................................................................         60,713
OTHER ASSETS, LESS LIABILITIES (2.9%)............................................................................          1,795
                                                                                                                      ----------
TOTAL NET ASSETS (100%)..........................................................................................        $62,508
                                                                                                                      ==========
--------------------------------------------------------------------------------------------------------------------------------

*Represents private placement securities issued under Rule 144A, which are exempt from the registration requirements of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Portfolio, and any resale must be in an exempt transaction, normally to other qualified institutional investors. At December 31, 1997, the aggregate value of the Portfolio's private placement securities was $24,573, which represented 39.3 percent of net assets.

See accompanying notes to financial statements.

Stein Roe Institutional Client High Yield Fund

Statement of Assets and Liabilities
December 31, 1997
(All Amounts in Thousands, Except Per-Share Amounts)
(Unaudited)
ASSETS
Investment in SR&F High Yield Portfolio, at value...................................    $30,858
Cash................................................................................         64
Receivable from investment adviser..................................................         58
Other assets........................................................................          7
                                                                                     ----------
   Total Assets.....................................................................    $30,987
                                                                                     ==========
LIABILITIES
Accrued expenses payable............................................................         15
                                                                                     ----------
   Net Assets.......................................................................    $30,972
                                                                                     ----------
CAPITAL
Paid-in capital.....................................................................    $30,106
Net unrealized appreciation on investments..........................................        628
Accumulated net realized gains on investments ......................................        238
                                                                                     ----------
   Total Capital (Net Assets).......................................................    $30,972
                                                                                     ==========
Shares Outstanding (Unlimited Number Authorized)....................................      2,980
                                                                                     ==========
Net Asset Value (Capital) Per Share.................................................    $ 10.39
                                                                                     ==========

See accompanying notes to financial statements.

Stein Roe Institutional Client High Yield Fund

Statement of Operations
For the Six Months Ended December 31, 1997
(All Amounts in Thousands)
(Unaudited)
INTEREST INCOME......................................................................   $1,298
                                                                                      --------
EXPENSES
Expenses allocated from SR&F High Yield Portfolio....................................       87
Trustees' fees.......................................................................       29
Administrative fees..................................................................       22
Amortization of organization expenses................................................       19
SEC and state registration fees......................................................       15
Accounting fees......................................................................       12
Transfer agent fees..................................................................        7
Other................................................................................        7
                                                                                      --------
   Total Expenses....................................................................      198
Reimbursement of expenses by investment adviser......................................     (126)
                                                                                      --------
   Net Expenses......................................................................       72
                                                                                      --------
   Net Investment Income.............................................................    1,226
                                                                                      --------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investments....................................................      539
Net change in unrealized appreciation or depreciation on investments.................      348
                                                                                      --------
   Net Gains on Investments..........................................................      887
                                                                                      --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................................   $2,113
                                                                                      ========


See accompanying notes to financial statements.

Stein Roe Institutional Client High Yield Fund

Statements of Changes in Net Assets
(All Amounts in Thousands)
(Unaudited)
                                                                               SIX MONTHS              PERIOD
                                                                                    ENDED               ENDED
                                                                             DECEMBER 31,            JUNE 30,
                                                                                     1997             1997(A)
OPERATIONS
Net investment income .......................................................... $  1,226            $    377
Net realized gains on investments ..............................................      539                 116
Net change in unrealized appreciation or depreciation on investments ...........      348                 280
                                                                                 --------            --------
   Net Increase in Net Assets Resulting from Operations ........................    2,113                 773
                                                                                 --------            --------
DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ...........................................   (1,226)               (377)
Distributions from net capital gains ...........................................     (417)               --
                                                                                 --------            --------
   Total Distributions .........................................................   (1,643)               (377)
                                                                                 --------            --------
SHARE TRANSACTIONS
Subscriptions to fund shares ...................................................    3,125              24,962
Investment income dividends reinvested .........................................    1,286                 316
Capital gains distributions reinvested .........................................      417                --
                                                                                 --------            --------
   Net Increase from Share Transactions ........................................    4,828              25,278
                                                                                 --------            --------
   Net Increase in Net Assets ..................................................    5,298              25,674
TOTAL NET ASSETS
Beginning of Period ............................................................   25,674                --
                                                                                 --------            --------
End of Period .................................................................. $ 30,972            $ 25,674
                                                                                 ========            ========
ANALYSES OF CHANGES IN SHARES OF BENEFICIAL INTEREST
Subscriptions to fund shares ...................................................      302               2,484
Investment income dividends reinvested .........................................      123                  31
Capital gains distributions reinvested .........................................       40                --
                                                                                 --------            --------
   Net Increase in Fund Shares .................................................      465               2,515
Shares outstanding at beginning of period ......................................    2,515                --
                                                                                 --------            --------
Shares outstanding at end of period ............................................ $  2,980            $  2,515
                                                                                 ========            ========

(a) From commencement of operations on February 14, 1997.

See accompanying notes to financial statements.

SR&F High Yield Portfolio

Statement of Assets and Liabilities
December 31, 1997
(All Amounts in Thousands)
(Unaudited)
ASSETS
Investments, at market value.................................................$60,713
Cash.........................................................................    505
Accrued interest receivable..................................................  1,310
Other assets.................................................................     19
                                                                             -------
   Total Assets.............................................................. 62,547
                                                                             -------

LIABILITIES
Payable to investment adviser and transfer agent.............................     30
Other liabilities............................................................      9
                                                                             -------
   Total Liabilities.........................................................     39
                                                                             -------
Net Assets Applicable to Investors' Beneficial Interests.....................$62,508
                                                                             =======

See accompanying notes to financial statements.

SR&F High Yield Portfolio

Statement of Operations
For the Six Months Ended December 31, 1997
(All Amounts in Thousands)
(Unaudited)
INTEREST INCOME..............................................................$2,316
                                                                             ------

EXPENSES
Management fees..............................................................   129
Accounting fees..............................................................    13
Trustees' fees...............................................................     5
Transfer agent fees..........................................................     3
Other........................................................................     5
                                                                             ------
   Total Expenses............................................................   155
                                                                             ------
Net Investment Income........................................................ 2,161
                                                                             ------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investments............................................   876
Net change in unrealized appreciation or depreciation on investments.........   533
                                                                             ------
   Net Gains on Investments.................................................. 1,409
                                                                             ------
Net Increase in Net Assets Resulting from Operations.........................$3,570
                                                                             ======


See accompanying notes to financial statements.

SR&F High Yield Portfolio

Statement of Changes in Net Assets
(All Amounts in Thousands)
(Unaudited)
                                                                               SIX MONTHS          YEAR
                                                                                    ENDED         ENDED
                                                                                 DEC. 31,      JUNE 30,
                                                                                     1997       1997(A)
OPERATIONS
Net investment income .......................................................... $  2,161      $    874
Net realized gains on investments ..............................................      876           336
Net change in unrealized appreciation or depreciation of investments ...........      533           549
                                                                                 --------      --------
   Net Increase in Net Assets Resulting from Operations ........................    3,570         1,759
                                                                                 --------      --------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions ..................................................................   22,026        38,807
Withdrawals ....................................................................   (2,361)       (1,293)
                                                                                 --------      --------
   Net Increase from Transactions in Investors' Beneficial Interest ............   19,665        37,514
                                                                                 --------      --------
   Net Increase in Net Assets ..................................................   23,235        39,273
TOTAL NET ASSETS
Beginning of Period ............................................................   39,273          --
                                                                                 --------      --------
End of Period .................................................................. $ 62,508      $ 39,273
                                                                                 ========      ========

(a) From commencement of operations on November 1, 1996.

See accompanying notes to financial statements.

Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE 1. ORGANIZATION OF THE SR&F HIGH YIELD PORTFOLIO
The SR&F High Yield Portfolio (the "Portfolio") is a separate series of the SR&F Base Trust, a Massachusetts common trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. The Portfolio commenced operations on November 1, 1996.
    The Portfolio allocates net asset value, income and expenses based on respective percentage ownership of each investor on a daily basis. At December 31, 1997, Stein Roe High Yield Fund, Stein Roe Institutional Client High Yield Fund and Stein Roe Institutional High Yield Fund owned 50.4 percent, 49.4 percent and 0.2 percent, respectively.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following are the significant accounting policies of Stein Roe Institutional Client High Yield Fund (the "Fund"), a series of the Stein Roe Trust, an open-end diversified management investment company organized as a Massachusetts business trust (the "Trust"), and the Portfolio.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

AMORTIZATION OF ORGANIZATION EXPENSES
Organization costs are amortized on a straight-line basis against income over various periods of up to 60 months from the commencement of public offering by the Fund, depending on the nature of the individual cost.

SECURITY VALUATIONS
All securities are valued as of December 31, 1997. Long-term debt securities are valued using market quotations if readily available at the time of valuation. If market quotations are not readily available, they are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of market valuations provided by a pricing service. Short-term debt securities with remaining maturities of 60 days or less are valued at their amortized cost. Those with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix, prepared by the Adviser, based on quotations for comparable securities. Other assets are valued by a method that the Board of Trustees believes represents a fair value.

FUTURES CONTRACTS
The Portfolio may enter into U.S. Treasury bond futures contracts to either hedge against expected declines of its securities or as a temporary substitute for the purchase of individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Portfolio seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the securities being hedged.
     Upon entering into a futures contract, the Portfolio deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires. The Portfolio did not enter into any futures contracts during the period ended December 31, 1997.

FEDERAL INCOME TAXES
No provision is made for federal income taxes, since (a) the Fund elects to be taxed as a "regulated investment company" and makes such distributions to its shareholders as to be relieved of all federal income tax under provisions of current federal tax law and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on respective percentages of ownership.

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital.

OTHER INFORMATION
Realized gains or losses from sales of securities are deter mined on the specific identified cost basis.
     Securities purchased on a when-issued basis may be settled one month or more after the transaction date. These securities are subject to market fluctuation during this period. The Portfolio did not have any when-issued or delayed delivery purchase commitments as of December 31, 1997.
     All amounts, except per-share amounts, are shown in thousands.

NOTE 3. PORTFOLIO COMPOSITION
The Fund invests all of its net investable assets in the Portfolio. The Portfolio invests primarily in high yield, high-risk medium- and lower-quality debt securities. See the Portfolio's schedule of investments for information on individual securities.


NOTE 4. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio pays monthly management fees, computed and accrued daily, to Stein Roe & Farnham Incorporated (the "Adviser"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment adviser and manager.
     The management fee for the Portfolio is .50 of 1 percent of the first $500 million of average daily net assets and .475 of 1 percent thereafter.
     The Fund pays monthly administrative fees to the Adviser. The administrative fee for the Fund is .15 of 1 percent of the first $500 million of average daily net assets and .125 of 1 percent thereafter.
     The administrative agreement of the Fund provides that the Adviser will reimburse the Fund to the extent that its annual expenses, excluding certain expenses, exceed the applicable limits prescribed by any state in which the Fund's shares are offered for sale. In addition, the Adviser has agreed to reimburse the Fund to the extent that expenses exceed .50 of 1 percent of average net assets. The expense limitation expires January 31, 2000, subject to earlier termination by the Adviser on 30 days' notice to the Fund.
     The transfer agent fees of the Fund are paid to SteinRoe Services, Inc.
(SSI), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. SSI has entered into an agreement with Colonial Investors Service Center, Inc. an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, to act as subtransfer agent for the Fund.
     The Adviser also provides fund accounting services.
     Certain officers and trustees of the Trust are also officers of the Adviser. Compensation is paid to trustees not affiliated with the Adviser. No remuneration was paid to any other trustee or officer of the Trust.

NOTE 5. SHORT-TERM DEBT
To facilitate portfolio liquidity, the Fund and Portfolio maintain borrowing arrangements under which they can borrow against portfolio securities. There were no borrowings during the period ended December 31, 1997.

NOTE 6. INVESTMENT TRANSACTIONS
The aggregate cost of purchases and proceeds from sales (other than short-term obligations) for the SR&F High Yield Portfolio for the period ended December 31, 1997 were $89,454 and $69,288, respectively.
    At December 31, 1997, cost of investments for financial reporting purposes and for federal tax purposes were the same. Unrealized appreciation and depreciation on investments were $1,827 and $745, respectively.

Financial Highlights

Stein Roe Institutional Client High Yield Fund


Selected per-share data (for a share outstanding throughout the period), ratios and supplemental data.
                                                                                          SIX MONTHS
                                                                                 PERIOD        ENDED
                                                                                  ENDED DECEMBER 31,
                                                                                JUNE 30,        1997
                                                                                 1997(A)  (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD............................................$ 10.00      $ 10.21
                                                                                -------      -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income........................................................   0.33         0.45
   Net realized and unrealized gains on investments.............................   0.21         0.32
                                                                                -------      -------
     Total from investment operations...........................................   0.54         0.77
                                                                                -------      -------
DISTRIBUTIONS
   Net investment income........................................................  (0.33)       (0.45)
   Net realized gains...........................................................     --        (0.14)
                                                                                -------      -------
     Total distributions........................................................  (0.33)       (0.59)
                                                                                -------      -------
NET ASSET VALUE, END OF PERIOD..................................................$ 10.21      $ 10.39
                                                                                =======      =======
Ratio of net expenses to average net assets (b).................................  0.50%*        0.50%*
Ratio of net investment income to average net assets (c)........................  8.76%*        8.45%*
Total return (c)................................................................  5.48%+        7.63%+
Net assets, end of period (000's)...............................................$25,674       $30,972

* Annualized
+ Not annualized
(a) From commencement of operations on February 14, 1997.
(b)If the Fund had paid all of its expenses and there had been no reimbursement by the Adviser, this ratio would have been 2.59 percent for the period ended June 30, 1997, and 1.36 percent for the six months ended December 31, 1997.
(c) Computed giving effect to Adviser's expense limitation undertaking.

Financial Highlights CONTINUED

SR&F High Yield Portfolio

                                                                                                 SIX MONTHS
                                                                                    PERIOD            ENDED
                                                                                     ENDED          DEC.31,
                                                                                  JUNE 30,             1997
                                                                                  1997 (A)      (UNAUDITED)
Ratio of expenses to average net assets.........................................     0.89%*           0.60%*
Ratio of net investment income to average net assets............................     8.24%*           8.35%*
Portfolio turnover rate ........................................................      168%+            282%*

*Annualized
+Not annualized.
(a) From commencement of operations on November 1, 1996.

Stein Roe Trust
-------------------------------------------------------------------------------
TRUSTEES
Timothy K. Armour
President, Mutual Fund Division and
   Director, Stein Roe & Farnham Incorporated
William W. Boyd
Chairman and Director, Sterling Plumbing
   Group Inc.
Lindsay Cook
Senior Vice President, Liberty Financial
   Companies, Inc.
Douglas A. Hacker
Senior Vice President and Chief Financial Officer,
   United Airlines
Janet Langford Kelly
Senior Vice President, Secretary and General Counsel,
   Sara Lee Corporation
Charles R. Nelson
Van Voorhis Professor of Political Economy,
   University of Washington
Thomas C. Theobald
Managing Partner, William Blair Capital Partners


OFFICERS
Timothy K. Armour, President
William D. Andrews, Executive Vice President
Thomas W. Butch, Executive Vice President
Loren A. Hanson, Executive Vice President
Hans P. Ziegler, Executive Vice President
Gary A. Anetsberger, Senior Vice President,
   Chief Financial Officer
Philip J. Crosley, Vice President
Michael T. Kennedy, Vice President
Stephen F. Lockman, Vice President
Lynn C. Maddox, Vice President
Anne E. Marcel, Vice President
Jane M. Naeseth, Vice President
Nicolette D. Parrish, Vice President,
   Assistant Secretary
Heidi J. Walter, Vice President
Stacy H. Winick, Vice President, Secretary
Janet B. Rysz, Assistant Secretary
Sharon R. Robertson, Controller
Scott E. Volk, Treasurer
Margaret O. Zwick, Assistant Treasurer

AGENTS AND ADVISERS
Stein Roe & Farnham Incorporated
   Investment Adviser
State Street Bank and Trust Company
   Custodian
SteinRoe Services Inc.
   Transfer Agent
Bell, Boyd & Lloyd
   Legal Counsel to the Trust
Ernst & Young LLP
   Independent Public Accountants

Stein Roe & Farnham
One South Wacker Drive
Chicago, IL 60606-4685
1-800-322-1130

http://www.steinroe.com


Liberty Securities Corporation, Distributor
Member SIPC